Commitments and Contingencies - Future Non-cancellable Purchase Obligations (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Purchase Obligation, Fiscal Year Maturity [Abstract]
2022	$ 9,725
2023	8,280
2024	2,558
2025	1,500
2026	1,500
Thereafter	6,500
Future non-cancellable purchase obligations	$ 30,063